Employee benefits - Additional Information (Details) € in Millions	1 Months Ended		12 Months Ended
	Feb. 29, 2020 shares	Jan. 31, 2020 shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans			€ 8.3	€ 9.0	€ 9.1
Recognized liability for net defined benefit obligations			272.2	233.6	€ 197.5
Estimate of contributions expected to be paid to plan for next annual reporting period			€ 6.5
Weighted average duration of defined benefit obligation			19 years 9 months 18 days
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations			€ 276.2	237.5
Present value of defined benefit obligation [member] | Other countries
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations			€ 4.0	€ 3.9
Restricted Shares
Disclosure of defined benefit plans [line items]
New awards granted in the period | shares			761,979
Number of equity instruments exercised (in shares) | shares			1,953,386
Management Award 2016 | Restricted Shares
Disclosure of defined benefit plans [line items]
Number of equity instruments exercised (in shares) | shares	1,626,006	284,555
Reclassification of awards for settlement of tax liabilities | shares	697,964	120,739